Related Party Transactions	12 Months Ended
Dec. 31, 2020
Bird Rides [Member]
Related Party Transaction [Line Items]
Related Party Transactions	Note 14 — Related Party Transactions The Company had no related party transactions for the years ended December 31, 2020 and 2019.